Stockholders' Equity - Additional Information (Detail) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended				6 Months Ended	9 Months Ended		12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2022	Mar. 31, 2023	Mar. 31, 2022	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020	Nov. 10, 2020	Nov. 08, 2017
Class of Stock [Line Items]
Fair value of warrants	$ 0					$ 0		$ 1,603	$ 22,355	$ 40,483
Offering price per share								$ 52
Payments of Stock Issuance Costs						0	$ 3,672	$ 3,652	64	3,731
Common stock Value Issued				$ 48,653				48,673	$ 3,136	$ 69,231
Unsold Securities Shares and Warrants Under Agreement					$ 107,500			107,500
Aggregate Value of Securities Available Under Agreement		$ 123,400			$ 123,400			$ 123,400
Number Of Warrants Exercised								0	131,000	0
Number Of Shares Issued On Warrant Exercise									48,000
Change in fair value of warrant liability	$ 0		$ 12,773			$ 1,603	$ 20,819	$ 20,752	$ 18,122	$ (22,870)
Total authorized share capital								226,100,000
Common stock, shares authorized	226,000,000					226,000,000		226,000,000	226,000,000
Common stock, par value	$ 0.00000002					$ 0.00000002		$ 0.00000002	$ 0.00000002
Preferred stock, shares authorized		100,000			100,000			100,000	100,000
Preferred stock, par value		$ 0.01			$ 0.01			$ 0.01	$ 0.01
Preferred stock, shares issued								100,000
Common stock voting rights								one vote per share
Preferred stock, shares outstanding		0			0			0	0
Shelf registration expiration date						May 18, 2023
Warrant [Member]
Class of Stock [Line Items]
Fair value of warrants								$ 1,600
Exercise price		$ 50.8			$ 50.8			$ 50.8
Warrants outstanding		802,949,000			802,949,000			802,949
Change in fair value of warrant liability		$ 0			$ 1,600
Underwritten Registered Offering
Class of Stock [Line Items]
Common stock share issued								1,006,250		1,617,188
Offering price per share										$ 32
Proceeds from Issuance Initial Public Offering								$ 48,700		$ 48,500
Payments of Stock Issuance Costs								3,700		$ 3,300
ATM Sales Agreement
Class of Stock [Line Items]
Common stock share issued									47,904	273,584
Common stock Value Issued									$ 3,100	$ 20,700
Aggregate Value of Securities Available Under Agreement									$ 100	$ 400
Two Thousand And Twenty At The Market Sale Agreement Member
Class of Stock [Line Items]
Aggregate value of securities available under shelf registration statement		60,000			60,000
Maximum
Class of Stock [Line Items]
Sale of shares and warrants under agreement					200,000			200,000
Maximum | ATM Sales Agreement
Class of Stock [Line Items]
Sale of shares under agreement												$ 30,000
Maximum | Two Thousand And Twenty At The Market Sale Agreement Member
Class of Stock [Line Items]
Sale of shares under agreement		$ 60,000			$ 60,000			$ 60,000			$ 60,000
Torreya Partners [Member] | Warrant [Member]
Class of Stock [Line Items]
Exercise price	$ 6.8					$ 6.8
Warrants outstanding	102,513,000					102,513,000